Accounting for Stock-Based Compensation (Details) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Nov. 30, 2011 Stock options	Apr. 30, 2010 Stock options	Feb. 28, 2006 Stock options	Sep. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options
Accounting for Stock-Based Compensation
Stock-based compensation expense (in dollars)	$ 21,000	$ 40,000					$ 36,000	$ 30,000
Unrecognized compensation (in dollars)	33,000	33,000
Period for realization of unrecognized compensation		3 years 1 month 6 days					3 years 10 months 24 days
Options, Shares
Outstanding at beginning of year (in shares)						2,426	316	203
Granted (in shares)			2,250	1,333	2,950	3,461	2,250	176
Outstanding at end of period (in shares)						5,887	2,426	316
Exercisable at end of period (in shares)						4,637	1,176	316
Options, Weighted-Average Exercise Price
Outstanding at beginning of year (in dollars per share)						$ 53.60	$ 322.00	$ 514.00
Granted (in dollars per share)						$ 11.56	$ 40.00	$ 228.00
Outstanding at end of period (in dollars per share)						$ 28.88	$ 53.60	$ 322.00
Exercisable at end of period (in dollars per share)						$ 25.88
Weighted-average fair value of options granted during the year (in dollars per share)						$ 9.34	$ 34.20	$ 164.00
Options, Weighted-Average Remaining Contractual Term
Outstanding at end of period						4 years 6 months	4 years 9 months 18 days
Exercisable at end of period						4 years 7 months 6 days	4 years 8 months 12 days
Options, Aggregate Intrinsic Value
Outstanding at end of period (in dollars)						4,578	0
Exercisable at end of period (in dollars)						$ 4,578	$ 0